NONVESTED SHARES (Details) - 2008 Plan - Nonvested shares - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Nonvested shares
Nonvested shares granted	272,000	296,000	3,154,800	2,800,300	711,571
Vesting period	4 years
Minimum
Nonvested shares
Vesting period		3 months	3 months	3 years	2 years
Maximum
Nonvested shares
Vesting period		4 years	4 years	4 years	4 years